Earnings per share (Details 2) - shares		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)		179,533,536	179,180,285	154,330,243
Effect of stock options (Note 1)	[1]	1,682,469	1,462,892	1,427,183
Weighted average number of equity shares outstanding (diluted)		181,216,005	180,643,177	155,757,426

[1]	The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 7,780,278 options are outstanding as of March 31, 2021. These could potentially dilute basic earnings per share in the future.